ANNUAL REPORT
OCTOBER 31, 2001

[GRAPHIC OMITTED]
ACCORN ART, COLUM ART, GRADUATION CAP ART, HAND ART


GALAXY FUNDS

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

GALAXY INSTITUTIONAL MONEY MARKET FUND

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                                               [GRAPHIC OMITTED]
                                                               GALAXY FUNDS LOGO
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                           THE GALAXY FAMILY OF FUNDS
                                 Privacy Notice

      The Galaxy Family of Funds, comprised of The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II, recognizes and respects the privacy concerns of our customers(1). We provide this notice to you so that you will be aware of the kinds of information we collect and the circumstances under which that information may be disclosed to third parties.

      We collect nonpublic personal information about you from the following sources:

      (BULLET) Information received from you on account applications or other forms;

      (BULLET) Information about your transactions with us, our affiliates, or others;

      (BULLET)  Information   received  from  you  in  written,   telephonic  or
                electronic  communications  with us, our affiliates or others;

      (BULLET)  Information received from a consumer reporting agency; and

      (BULLET) Information received from public sources, such as telephone numbers.

      We may disclose all of the information described above that we collect.

      We may disclose nonpublic personal information about you to the following types of third parties affiliated with The Galaxy Family of Funds:

      (BULLET) Financial service providers, such as retail banking, mortgage banking, credit card, brokerage and insurance companies.

      You may prohibit the sharing of nonpublic personal information about you with such affiliated third parties. Simply mail a written request with your name, address and account number(s) to the following address, The Galaxy Funds, P.O. Box 6520, Providence, RI 02940-6520, or call the following toll-free number, 1-877-289-4252. If you make such a request, it will apply to all of your accounts. If you have a joint account, a request by one party will apply to the entire account.

      Your request will not impact existing relationships you may have with Fleet National Bank and its affiliates, such as a Galaxy IRA, Galaxy Access account or Fleet One account.

      We may also disclose nonpublic personal information about you to nonaffiliated third parties if you request or authorize such disclosure, if such disclosure is permitted by law (such as sharing information with companies who maintain or service customer accounts), or if such disclosure is made pursuant to a joint agreement with another company or another financial institution that provides marketing services on our behalf.

      If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

      We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

      In the event that you hold shares of The Galaxy Family of Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

--------------
(1) For purposes of this notice, the terms "customer" or "customers" include individuals who provide nonpublic personal information to The Galaxy Family of Funds, but do not invest in shares of the Funds.

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INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

 PAR VALUE                                              VALUE
 ---------                                              -----


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 85.65%

                FEDERAL HOME LOAN MORTGAGE CORPORATION (A) - 26.67%

$10,000,000     2.45%, 11/06/01..................  $   9,996,597
  5,000,000     2.39%, 11/13/01..................      4,996,016
 10,000,000     2.62%, 11/13/01..................      9,991,267
  7,050,000     3.35%, 11/15/01..................      7,040,706
 10,000,000     3.38%, 11/15/01..................      9,986,855
 14,700,000     2.31%, 12/04/01..................     14,668,873
 10,000,000     2.42%, 12/27/01..................      9,962,356
 10,000,000     2.33%, 01/03/02..................      9,959,225
 10,000,000     4.67%, 01/31/02..................      9,881,953
                                                   -------------
                                                      86,483,848
                                                   -------------

                FEDERAL HOME LOAN BANK - 26.50%

 20,000,000     2.37%, 11/02/01 (A)..............     19,998,683
 10,000,000     2.29%, 12/14/01 (A)..............      9,972,647
 20,000,000     2.47%, 02/01/02 (B)..............     19,999,014
  5,000,000     6.75%, 02/01/02..................      5,020,893
  5,000,000     3.30%, 02/15/02 (A)..............      4,951,417
 11,000,000     5.13%, 02/26/02..................     10,999,204
 10,000,000     2.44%, 08/09/02 (B)..............      9,998,274
  5,000,000     3.70%, 08/28/02..................      5,000,000
                                                   -------------
                                                      85,940,132
                                                   -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.23%

 10,000,000     3.34%, 11/08/01 (A)..............      9,993,428
 10,000,000     2.10%, 11/09/01 (A)..............      9,995,333
  5,000,000     6.41%, 11/27/01, MTN.............      5,009,536
  5,000,000     2.30%, 12/14/01 (A)..............      4,986,085
 10,000,000     2.31%, 01/03/02 (A)..............      9,959,575
  5,000,000     6.63%, 01/15/02..................      5,015,522
  5,000,000     3.30%, 02/21/02 (A)..............      4,948,744
 10,000,000     5.38%, 03/15/02..................     10,052,898
  5,000,000     2.45%, 07/05/02, MTN (B).........      5,000,000
 10,000,000     6.38%, 10/15/02..................     10,368,677
                                                   -------------
                                                      75,329,798
                                                   -------------

 PAR VALUE                                              VALUE
 ---------                                              -----


                FEDERAL FARM CREDIT BANK (B) - 9.25%

$15,000,000     2.47%, 01/30/02..................  $  14,999,275
 10,000,000     2.37%, 06/11/02..................     10,000,000
  5,000,000     2.39%, 08/15/02..................      4,999,217
                                                   -------------
                                                      29,998,492
                                                   -------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS .....................    277,752,270
                                                   -------------
                (Cost $277,752,270)

REPURCHASE AGREEMENT - 14.35%

 46,535,000     Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                2.58%, Due 11/01/2001, dated 09/30/2001
                Repurchase Price $46,538,335
                (Collateralized by U.S. Treasury
                Bonds & Notes, 2.75% - 8.13%
                Due 02/28/2003 - 08/15/2022;
                Total Par $41,570,39
                Market Value $47,465,996.........     46,535,000
                                                   -------------
                TOTAL REPURCHASE AGREEMENT ......     46,535,000
                                                   -------------
                (Cost $46,535,000)

   SHARES
   ------

INVESTMENT COMPANY - 0.06%

    179,941     Federated U.S.Treasury Cash Reserve      179,941
                                                   -------------
                TOTAL INVESTMENT COMPANY ........        179,941
                                                   -------------
                (Cost $179,941)

TOTAL INVESTMENTS - 100.06%......................    324,467,211
                                                   -------------
(Cost $324,467,211)*

NET OTHER ASSETS AND LIABILITIES - (0.06)%.......       (195,593)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 324,271,618
                                                   =============

----------------------

*   Aggregate cost for federal tax purposes.

(A) Discount yield at time of purchase.

(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 2001.

MTN Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

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INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

 PAR VALUE                                              VALUE
 ---------                                              -----


U.S. AGENCY OBLIGATIONS - 37.69%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.35%

$20,000,000     3.49%, 11/01/01 (A)..............  $  20,000,000
 30,000,000     2.10%, 11/09/01 (A)..............     29,986,000
  5,000,000     6.50%, 11/14/01, MTN.............      5,000,070
  5,000,000     6.44%, 11/21/01, MTN.............      5,007,396
 20,000,000     2.33%, 12/14/01 (A)..............     19,944,338
 53,235,000     2.32%, 01/03/02 (A)..............     53,018,634
 30,000,000     2.91%, 01/10/02 (A)..............     29,830,251
 10,000,000     3.30%, 02/21/02 (A)..............      9,897,489
  8,184,000     3.60%, 03/05/02 (A)..............      8,082,518
  9,352,000     2.17%, 04/18/02 (A)..............      9,257,295
 20,000,000     6.38%, 10/15/02..................     20,737,354
                                                   -------------
                                                     210,761,345
                                                   -------------

                FEDERAL HOME LOAN BANK - 10.60%

 60,000,000     2.23%, 12/14/01 (A)..............     59,837,317
  5,000,000     3.30%, 02/15/02 (A)..............      4,951,417
 10,000,000     5.13%, 02/26/02..................      9,999,277
 10,000,000     3.70%, 08/28/02..................     10,000,000
 25,000,000     2.50%, 11/01/02..................     25,000,000
                                                   -------------
                                                     109,788,011
                                                   -------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION (A) - 6.74%

 10,000,000     2.39%, 11/13/01..................      9,992,033
 40,000,000     2.31%, 12/04/01..................     39,915,300
 20,000,000     3.66%, 12/06/01..................     19,928,833
                                                   -------------
                                                      69,836,166
                                                   -------------
                TOTAL U.S. AGENCY OBLIGATIONS ...    390,385,522
                                                   -------------
                (Cost $390,385,522)

COMMERCIAL PAPER - 28.43%

                FINANCE - 18.79%

 30,000,000     American Express Credit Corp.
                2.47%, 11/01/01 (A)..............     30,000,000
 40,000,000     BMW U.S. Capital Corp.
                2.46%, 12/21/01 (A)..............     39,863,333
 20,000,000     CDC Commerical Paper Corp.
                2.47%, 11/02/01 (A) (E) .........     19,998,628
 15,000,000     Diageo Capital Plc
                2.57%, 09/30/02 (C) (E)..........     15,000,000
 35,000,000     General Electric Capital Corp.
                2.45%, 12/24/01 (A)..............     34,873,757
 30,000,000     Morgan (J.P.) Chase & Co.
                2.21%, 12/14/01 (A)..............     29,920,808
 25,000,000     Unilever Capital Corp.
                2.33%, 12/21/01 (A) (E) .........     24,919,097
                                                   -------------
                                                     194,575,623
                                                   -------------

 PAR VALUE                                              VALUE
 ---------                                              -----

                CONSUMER STAPLES (A) - 4.82%

$35,000,000     Merck & Co., Inc.
                2.32%, 12/13/01..................  $  34,905,267
 15,000,000     Pfizer, Inc.
                2.40%, 12/20/01 (E)..............     14,951,000
                                                   -------------
                                                      49,856,267
                                                   -------------

                ENERGY (A) - 3.86%

 40,000,000     Exxon Asset Management Co.
                2.47%, 11/02/01 (D)..............     39,997,256
                                                   -------------

                INDUSTRIAL (A) - 0.96%

 10,000,000     Minnesota Mining & Manufacturing Co.
                2.70%, 12/19/01..................      9,964,000
                                                   -------------
                TOTAL COMMERCIAL PAPER ..........    294,393,146
                                                   -------------
                (Cost $294,393,146)


MUNICIPAL SECURITIES - 16.29%

                ARKANSAS - 0.68%

  7,000,000     Union County, IDR, Del-Tin Fiber Project

                2.45%, 10/01/27 (C)

                LOC: Bank One, N.A...............      7,000,000
                                                   -------------

                CALIFORNIA - 3.96%

 20,000,000     California HFA, Series K
                2.45%, 08/01/31 (C)
                Insured: FSA
                SPA: Westdeutsche Landesbank GZ
                SPA: Bayerische Landesbank GZ
                SPA: California State Teachers
                Retirement System................     20,000,000
 10,500,000     Los Angeles
                Community Redevelopment Agency
                Series A
                2.60%, 12/01/18 (C)
                LOC: FSA
                SPA: Credit Suisse First Boston..     10,500,000
 10,500,000     San Jose Financing Authority
                Lease Revenue, Hayes Mansion
                Series C
                2.50%, 07/01/24 (C)
                Insured: AMBAC
                SPA: Bank of Nova Scotia.........     10,500,000
                                                   -------------
                                                      41,000,000
                                                   -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001

 PAR VALUE                                              VALUE
 ---------                                              -----

                FLORIDA - 2.00%

 $2,500,000     Collier County, IDA Health Care Facilities
                Community Health
                Series B
                2.60%, 11/01/19 (C)
                LOC: First Union National Bank...  $   2,500,000
  1,070,000     Dade County, Expressway Authority
                2.55%, 07/01/19 (C)
                LOC: FGIC
                SPA: FGIC SPI....................      1,070,000
 17,100,000     Florida HFA
                2.50%, 01/01/34 (C)
                Insured: MBIA
                SPA: Westdeutsche Landesbank GZ..     17,100,000
                                                   -------------
                                                      20,670,000
                                                   -------------

                GEORGIA - 2.36%

 24,430,000     De Kalb County,
                Development Authority Revenue
                Emory University Project
                3.67%, 11/08/01..................     24,430,000
                                                   -------------

                ILLINOIS - 0.48%

  5,000,000     Illinois Student Assistance
                Community Student Loan
                Series B
                2.55%, 09/01/31 (C)
                LOC: Bank One, N.A...............      5,000,000
                                                   -------------

                LOUISIANA - 1.89%

 19,580,000     New Orleans Pension Revenue
                2.55%, 09/01/30 (C)
                Insured: AMBAC
                SPA: Bank One Louisiana..........     19,580,000
                                                   -------------

                MAINE - 0.87%

  9,000,000     Portland Taxable, Pension Bonds, GO
                2.50%, 06/01/26 (C)
                SPA: Landesbank Hessen-Thuringen GZ    9,000,000
                                                   -------------

 PAR VALUE                                              VALUE
 ---------                                              -----



                MARYLAND - 0.28%

 $2,945,000     Maryland State
                Health & Higher Educational Facilities
                Charlestown Project
                Series B
                2.55%, 01/01/28 (C)
                LOC: First Union National Bank...  $   2,945,000
                                                   -------------

                NEW YORK - 3.77%

 21,055,000     New York City, Series B, GO
                3.67%, 11/08/01
                Insured: FGIC....................     21,055,000
 10,000,000     New York City
                Transitional Finance Authority, BAN
                Series 2
                4.00%, 11/30/01..................     10,002,182
  8,000,000     New York State HFA, Series B
                2.48%, 11/01/33 (C)
                LOC: Bayerische Hypo-Und
                Vereins Bank AG..................      7,999,853
                                                   -------------
                                                      39,057,035

                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    168,682,035
                                                   -------------
                (Cost $168,682,035)

CERTIFICATES OF DEPOSIT - 11.65%

  5,000,000     Bank of Montreal, Chicago
                5.05%, 02/11/02..................      5,000,000
 24,300,000     Lloyds TSB Bank Plc, Yankee
                2.42%, 04/02/02..................     24,312,020
 39,300,000     National City Bank of Cleveland
                2.35%, 09/24/02 (B)..............     39,300,000
  2,000,000     National City Bank of Indiana
                6.65%, 11/13/01..................      2,000,000
 10,000,000     National Westminster Bank Plc
                5.27%, 01/14/02..................      9,999,805
 10,000,000     Rabobank Nederland NV, Yankee
                5.20%, 01/11/02..................      9,999,906
  5,000,000     Royal Bank of Canada, Yankee
                5.07%, 02/13/02..................      4,998,607
 25,000,000     State Street Bank & Trust Co.
                2.38%, 12/04/01..................     25,000,000
                                                   -------------
                TOTAL CERTIFICATES OF DEPOSIT ...    120,610,338
                                                   -------------
                (Cost $120,610,338)


                       SEE NOTES TO FINANCIAL STATEMENTS.

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INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001

 PAR VALUE                                              VALUE
 ---------                                              -----


REPURCHASE AGREEMENT - 8.26%

 $85,603,000    Repurchase Agreement with:
                J.P. Morgan
                2.57%, Due 11/01/2001, dated 10/31/2001
                Repurchase Price $85,609,111
                (Collateralized by U.S. Treasury
                Bills & Notes, zero coupon - 7.50%
                Due 01/24/2002 - 02/15/2004;
                Total Par $83,920,403
                Market Value $87,315,935)........  $  85,603,000
                                                   -------------
                TOTAL REPURCHASE AGREEMENT ......     85,603,000
                                                   -------------
                (Cost $85,603,000)
TOTAL INVESTMENTS - 102.32%......................  1,059,674,041
                                                   -------------
(Cost $1,059,674,041)*
NET OTHER ASSETS AND LIABILITIES - (2.32)%.......    (24,029,279)
                                                   -------------
NET ASSETS - 100.00%.............................  $1,035,644,762
                                                   =============

-------------------------------

*   Aggregate cost for federal tax purposes.
(A) Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 2001.
(C) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at October 31, 2001.
(D) Security exempt from registration under section 4(2) of the Securities Act of 1933, as amended. This security may only be resold in exempt transactions to qualified buyers. At October 31, 2001, this security amounted to $39,997,256 or 3.86% of net assets.
(E) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. At October 31, 2001, these securities amounted to $74,868,725 or 7.23% of net assets.

AMBAC    American Municipal Bond Assurance Corp.
BAN      Bond Anticipation Note
FGIC     Federal Guaranty Insurance Corp.
FGIC-SPI FGIC Securities Purchase, Inc.
FSA      Financial Security Assurance Company
GO       General Obligation
HFA      Housing Finance Authority
IDA      Industrial Development Authority
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MTN      Medium Term Note
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

 PAR VALUE                                              VALUE
 ---------                                              -----


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 52.98%

                FEDERAL HOME LOAN BANK - 13.39%

 $ 47,000,000   2.37%, 11/02/01 (A)..............  $  46,996,906
   50,000,000   2.35%, 12/05/01 (A)..............     49,889,028
   75,000,000   2.29%, 12/14/01 (A)..............     74,794,854
  260,000,000   2.37%, 12/26/01 (A)..............    259,057,211
   95,000,000   2.47%, 02/01/02 (B)..............     94,995,319
  100,000,000   6.75%, 02/01/02..................    100,417,855
   50,000,000   2.44%, 08/09/02 (B)..............     49,991,370
   50,000,000   2.50%, 11/01/02..................     50,000,000
                                                   -------------
                                                     726,142,543
                                                   -------------

                U.S. TREASURY BILLS (A) - 11.94%

  200,000,000   3.34%, 11/15/01..................    199,740,222
   50,000,000   2.20%, 11/29/01..................     49,914,444
   50,000,000   2.20%, 12/06/01..................     49,893,055
  200,000,000   2.41%, 12/20/01..................    199,343,945
  150,000,000   3.42%, 01/24/02..................    148,803,000
                                                   -------------
                                                     647,694,666
                                                   -------------

                U.S. TREASURY NOTES - 11.71%

   32,020,000   6.13%, 12/31/01..................     32,220,313
   75,000,000   6.25%, 02/28/02..................     75,998,358
  100,000,000   6.50%, 02/28/02..................    100,483,339
   75,000,000   6.38%, 04/30/02..................     75,985,328
   70,000,000   6.63%, 04/30/02..................     71,533,854
   50,000,000   6.50%, 05/31/02..................     50,706,627
  125,000,000   6.63%, 05/31/02..................    126,859,886
   50,000,000   5.88%, 09/30/02..................     51,483,042
   48,000,000   6.00%, 09/30/02..................     49,477,566
                                                   -------------
                                                     634,748,313
                                                   -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.46%

   50,000,000   3.49%, 11/01/01 (A)..............     50,000,000
   50,000,000   2.10%, 11/09/01 (A)..............     49,976,667
   53,111,000   3.51%, 12/14/01 (A)..............     52,888,332
   95,000,000   6.63%, 01/15/02..................     95,294,914
   75,000,000   2.45%, 07/05/02 (B)..............     75,000,000
   26,000,000   6.38%, 10/15/02..................     26,958,560
                                                   -------------
                                                     350,118,473
                                                   -------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION (A) - 5.61%

  180,000,000   2.62%, 11/13/01..................    179,842,800
  124,537,000   2.38%, 12/13/01..................    124,191,202
                                                   -------------
                                                     304,034,002
                                                   -------------

 PAR VALUE                                              VALUE
 ---------                                              -----


                FEDERAL FARM CREDIT BANK (B) - 3.87%

 $110,000,000   2.18%, 01/30/02..................  $ 109,994,681
  100,000,000   2.35%, 06/18/02..................    100,000,000
                                                   -------------
                                                     209,994,681
                                                   -------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS .....................  2,872,732,678
                                                   -------------
                (Cost $2,872,732,678)

REPURCHASE AGREEMENTS - 47.92%

  688,715,000   Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                2.58%, Due 11/01/2001, dated 10/31/2001
                Repurchase Price $688,764,358
                (Collateralized by U.S. Treasury
                Bonds & Notes, 2.75% - 8.13%
                Due 02/28/2003 - 08/15/2022;
                Total Par $615,239,190
                Market Value $702,493,688).......    688,715,000
  255,000,000   Repurchase Agreement with:
                Goldman Sachs & Co.
                2.57%, Due 11/01/2001, dated 10/31/2001
                Repurchase Price $255,018,204
                (Collateralized by U.S. Treasury
                Bill & Note, zero coupon - 6.50%
                Due 12/20/2001 - 05/15/2005;
                Total Par $260,313,000
                Market Value $260,100,820).......    255,000,000
  255,000,000   Repurchase Agreement with:
                Greenwich Capital Markets
                2.58%, Due 11/01/2001, dated 10/31/2001
                Repurchase Price $255,018,275
                (Collateralized by U.S. Treasury Notes
                3.88% - 7.50%
                Due 11/15/2001 - 08/15/2011;
                Total Par $246,498,769
                Market Value $260,100,637).......    255,000,000
  250,000,000   Repurchase Agreement with:
                J.P. Morgan
                2.57%, Due 11/01/2001, dated 10/31/2001
                Repurchase Price $250,017,847
                (Collateralized by U.S. Treasury Bills
                & Notes, zero coupon - 7.50%
                Due 01/24/2002 - 02/15/2004;
                Total Par $245,086,044
                Market Value $255,002,556).......    250,000,000
  200,000,000   Repurchase Agreement with:
                Lehman Brothers, Inc.
                2.56%, Due 11/01/2001, dated 10/31/2001
                Repurchase Price $200,014,222
                (Collateralized by U.S. Treasury Notes
                4.63% - 7.25%
                Due 02/28/2002 - 08/15/2007;
                Total Par $190,496,000
                Market Value $203,940,811).......    200,000,000




                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001

 PAR VALUE                                              VALUE
 ---------                                              -----

REPURCHASE AGREEMENTS (CONTINUED)

 $250,000,000   Repurchase Agreement with:
                Merrill Lynch
                2.53%, Due 11/01/2001, dated 10/31/2001
                Repurchase Price $250,017,569
                (Collateralized by U.S. Treasury Bond &
                Inflationary Indices, 3.63% - 12.00%;
                Due 07/15/2002 - 08/15/2013
                Total Par $194,872,000
                Market Value $255,002,295).......  $ 250,000,000
  200,000,000   Repurchase Agreement with:
                Morgan Stanley & Co.
                2.52%, Due 11/01/2001, dated 10/31/2001
                Repurchase Price $200,014,000
                (Collateralized by U.S. Treasury Notes
                2.75% - 7.50%
                Due 11/15/2001 - 08/15/2011;
                Total Par $190,017,000
                Market Value $204,040,303).......    200,000,000
  500,000,000   Repurchase Agreement with:
                Salomon Smith Barney
                2.58%, Due 11/01/2001, dated 10/31/2001
                Repurchase Price $500,035,833
                (Collateralized by U.S. Treasury
                Bill & Bonds, zero coupon - 11.25%
                Due 02/28/2002 - 02/15/2021;
                Total Par $402,640,000
                Market Value $510,136,822).......    500,000,000
                                                   -------------
                TOTAL REPURCHASE AGREEMENTS .....  2,598,715,000
                                                   -------------
                (Cost $2,598,715,000)
TOTAL INVESTMENTS - 100.90%......................  5,471,447,678
                                                   -------------
(Cost $5,471,447,678)*
NET OTHER ASSETS AND LIABILITIES - (0.90)%.......    (49,028,104)
                                                   -------------
NET ASSETS - 100.00%.............................  $5,422,419,574
                                                   =============

-------------------------------

*   Aggregate cost for federal tax purposes.
(A) Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest shown reflects the rate in effect at October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page left blank intentionally.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001


                                                       INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                           MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                        -----------------------  -----------------  ---------------------

ASSETS:
   Investments
     Investments at amortized cost (Note 2)................. $  277,932,211        $  974,071,041       $2,872,732,678
     Repurchase agreement...................................     46,535,000            85,603,000        2,598,715,000
                                                             --------------        --------------       --------------
       Total Investments at value...........................    324,467,211         1,059,674,041        5,471,447,678
   Cash.....................................................            134                89,448                  160
   Interest and dividends receivable........................        647,723             2,891,077           12,380,516
                                                             --------------        --------------       --------------
     Total Assets...........................................    325,115,068         1,062,654,566        5,483,828,354
                                                             --------------        --------------       --------------
LIABILITIES:
   Dividends payable........................................        719,347             1,682,790            9,983,275
   Payable for investments purchased........................             --            25,000,000           50,000,000
   Advisory fee payable.....................................         56,575               189,741              915,888
   Payable to Fleet affiliates..............................             --                    --               15,026
   Payable to Administrator (Note 3)........................         23,259                85,689              322,899
   Trustees' fees and expenses payable (Note 3).............         15,321                 7,216               45,393
   Accrued expenses and other payables......................         28,948                44,368              126,299
                                                             --------------        --------------       --------------
     Total Liabilities......................................        843,450            27,009,804           61,408,780
                                                             --------------        --------------       --------------
NET ASSETS.................................................. $  324,271,618        $1,035,644,762       $5,422,419,574
                                                             ==============        ==============       ==============

NET ASSETS CONSIST OF:
   Par value (Note 5)....................................... $      324,272        $    1,035,653       $    5,422,424
   Paid-in capital in excess of par value...................    323,947,448         1,034,610,120        5,416,929,428
   Undistributed net investment income......................          5,052                   361               53,079
   Accumulated net realized gain (loss) on investments sold.         (5,154)               (1,372)              14,643
                                                             --------------        --------------       --------------
TOTAL NET ASSETS............................................ $  324,271,618        $1,035,644,762       $5,422,419,574
                                                             ==============        ==============       ==============
Class I Shares:
   Net assets............................................... $  324,271,618        $1,035,540,305       $5,378,264,879
   Shares of beneficial interest outstanding................    324,271,794         1,035,548,786        5,378,246,347
                                                             --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share. $         1.00        $         1.00       $         1.00
                                                             ==============        ==============       ==============
Class II Shares:
   Net assets...............................................            N/A        $       52,229       $       52,232
   Shares of beneficial interest outstanding................            N/A                52,238               52,232
                                                             --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share.            N/A        $         1.00       $         1.00
                                                             ==============        ==============       ==============
Class III Shares:
   Net assets...............................................            N/A        $       52,228       $   44,102,463
   Shares of beneficial interest outstanding................            N/A                52,228           44,125,300
                                                             --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share.            N/A        $         1.00       $         1.00
                                                             ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2001


                                                       INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                           MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                        -----------------------  -----------------  ---------------------

 INVESTMENT INCOME:

   Interest (Note 2)....................................     $   14,905,678        $   30,994,245       $  225,962,167
   Dividends (Note 2)...................................              7,938                    --                   --
                                                             --------------        --------------       --------------
     Total investment income............................         14,913,616            30,994,245          225,962,167
                                                             --------------        --------------       --------------
 EXPENSES:

   Investment advisory fee (Note 3).....................            619,677             1,358,080            9,563,788
   Administration fee (Note 3)..........................            278,855               447,454            3,151,059
   Custodian fee........................................             10,297                30,241               27,577
   Fund accounting fee (Note 3).........................             53,275               102,091              134,894
   Professional fees (Note 3)...........................             19,121                26,252              129,616
   Shareholder servicing fee (Note 3)...................                 --                    --               29,451
   Transfer agent fee (Note 3)..........................              4,861                11,226              155,395
   Trustees' fees and expenses (Note 3).................              6,912                 8,912               63,760
   Reports to shareholders..............................             11,110                40,305              193,206
   Miscellaneous........................................             48,291                80,182              229,487
                                                             --------------        --------------       --------------
     Total expenses before reimbursement/waiver (Note 4)          1,052,399             2,104,743           13,678,233
                                                             --------------        --------------       --------------
     Less: reimbursement/waiver (Note 4)................           (227,545)              (87,555)            (466,229)
                                                             --------------        --------------       --------------
     Total expenses net of reimbursement/waiver.........            824,854             2,017,188           13,212,004
                                                             --------------        --------------       --------------
NET INVESTMENT INCOME...................................         14,088,762            28,977,057          212,750,163
                                                             --------------        --------------       --------------
NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2)..........                 --                 1,378               13,851
                                                             --------------        --------------       --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....     $   14,088,762        $   28,978,435       $  212,764,014
                                                             ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     INSTITUTIONAL GOVERNMENT
                                                                        MONEY MARKET FUND
                                                                ---------------------------------
                                                                      YEARS ENDED OCTOBER 31,
                                                                    2001                  2000
                                                                   ------                ------
NET ASSETS AT BEGINNING OF PERIOD...........................    $ 252,482,040       $ 222,442,738
                                                                -------------       -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income....................................       14,088,762          14,130,031
   Net realized gain (loss) on investments sold.............               --                  --
                                                                -------------       -------------
     Net increase in net assets resulting from operations...       14,088,762          14,130,031
                                                                -------------       -------------
DIVIDENDS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income..................................      (14,088,862)        (14,130,031)
                                                                -------------       -------------
   CLASS II SHARES:
     Net investment income..................................              N/A                 N/A
                                                                -------------       -------------
   CLASS III SHARES:
     Net investment income..................................              N/A                 N/A
                                                                -------------       -------------
       Total Dividends to shareholders......................      (14,088,862)        (14,130,031)
                                                                -------------       -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..........       71,789,678          30,039,302
                                                                -------------       -------------
   Net increase (decrease)in net assets.....................       71,789,578          30,039,302
                                                                -------------       -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)..............    $ 324,271,618       $ 252,482,040
                                                                =============       =============
(A) Undistributed net investment income.....................    $       5,052       $       5,152
                                                                =============       =============

 --------------------------------------------------------
*   For the period June 1, 2000 through October 31, 2000.
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 12 and 13.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                 INSTITUTIONAL
                                                                                MONEY MARKET FUND
                                                          -------------------------------------------------------------
                                                             YEAR ENDED           PERIOD ENDED             YEAR ENDED
                                                           OCTOBER 31, 2001      OCTOBER 31, 2000*        MAY 31, 2000
                                                          -----------------      ----------------       ---------------
NET ASSETS AT BEGINNING OF PERIOD......................... $   511,439,866         $ 696,612,800         $ 516,901,000
                                                           ---------------         -------------         -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income..................................      28,977,057            16,232,366            44,508,000
   Net realized gain (loss) on investments sold...........           1,378                  (272)                1,000
                                                           ---------------         -------------         -------------
     Net increase in net assets resulting from operations.      28,978,435            16,232,094            44,509,000
                                                           ---------------         -------------         -------------
DIVIDENDS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income................................     (28,976,884)          (16,236,608)          (44,503,200)
                                                           ---------------         -------------         -------------
   CLASS II SHARES:
     Net investment income................................            (246)                  N/A                   N/A
                                                           ---------------         -------------         -------------
   CLASS III SHARES:
     Net investment income................................            (227)                  N/A                   N/A
                                                           ---------------         -------------         -------------
       Total Dividends to shareholders....................     (28,977,357)          (16,236,608)          (44,503,200)
                                                           ---------------         -------------         -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)........     524,203,818          (185,168,420)          179,706,000
                                                           ---------------         -------------         -------------
   Net increase (decrease)in net assets...................     524,204,896          (185,172,934)          179,711,800
                                                           ---------------         -------------         -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)............ $ 1,035,644,762         $ 511,439,866         $ 696,612,800
                                                           ===============         =============         =============
(A) Undistributed net investment income................... $           361         $         661         $       5,000
                                                           ===============         =============         =============



                                                                                 INSTITUTIONAL TREASURY
                                                                                    MONEY MARKET FUND
                                                           --------------------------------------------------------------------
                                                                YEAR ENDED             PERIOD ENDED              YEAR ENDED
                                                             OCTOBER 31, 2001        OCTOBER 31, 2000*          MAY 31, 2000
                                                            -----------------        -----------------         ----------------
NET ASSETS AT BEGINNING OF PERIOD.........................   $ 4,829,761,618          $ 5,022,305,685           $4,346,037,000
                                                             ---------------          ---------------           --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income..................................       212,750,163              123,809,722              250,289,000
   Net realized gain (loss) on investments sold...........            13,851                      792                       --
                                                             ---------------          ---------------           --------------
     Net increase in net assets resulting from operations.       212,764,014              123,810,514              250,289,000
                                                             ---------------          ---------------           --------------
DIVIDENDS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income................................      (212,410,860)            (123,809,657)            (250,480,315)
                                                             ---------------          ---------------           --------------
   CLASS II SHARES:
     Net investment income................................              (231)                     N/A                      N/A
                                                             ---------------          ---------------           --------------
   CLASS III SHARES:
     Net investment income................................          (335,119)                     N/A                      N/A
                                                             ---------------          ---------------           --------------
       Total Dividends to shareholders....................      (212,746,210)            (123,809,657)            (250,480,315)
                                                             ---------------          ---------------           --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)........       592,640,152             (192,544,924)             676,460,000
                                                             ---------------          ---------------           --------------
   Net increase (decrease)in net assets...................       592,657,956             (192,544,067)             676,268,685
                                                             ---------------          ---------------           --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)............   $ 5,422,419,574          $ 4,829,761,618           $5,022,305,685
                                                             ===============          ===============           ==============
(A) Undistributed net investment income...................   $        53,079          $        49,126           $       49,000
                                                             ===============          ===============           ==============

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY


                                                                     INSTITUTIONAL GOVERNMENT
                                                                        MONEY MARKET FUND
                                                                ---------------------------------
                                                                      YEARS ENDED OCTOBER 31,
                                                                    2001                  2000
                                                                   ------                ------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold......................................................   $ 720,585,023       $ 663,880,450
   Issued in connection with acquisition (Note 7)............              --                  --
   Issued to shareholders in reinvestment of dividends ......         171,391             882,368
   Repurchased ..............................................    (648,966,736)       (634,723,516)
                                                                -------------       -------------
   Net increase (decrease) in shares outstanding ............   $  71,789,678       $  30,039,302
                                                                =============       =============
CLASS II SHARES:
   Sold .....................................................             N/A                 N/A
   Issued to shareholders in reinvestment of dividends ......             N/A                 N/A
   Repurchased ..............................................             N/A                 N/A
                                                                -------------       -------------
   Net increase in shares outstanding .......................             N/A                 N/A
                                                                =============       =============
CLASS III SHARES:
   Sold .....................................................             N/A                 N/A
   Issued in connection with acquisition (Note 7)............             N/A                 N/A
   Issued to shareholders in reinvestment of dividends ......             N/A                 N/A
   Repurchased ..............................................             N/A                 N/A
                                                                -------------       -------------
   Net increase in shares outstanding .......................             N/A                 N/A
                                                                =============       =============
SHARE ACTIVITY
CLASS I SHARES:
   Sold .....................................................     720,585,097         663,880,450
   Issued in connection with acquisition (Note 7)............              --                  --
   Issued to shareholders in reinvestment of dividends ......         171,391             882,368
   Repurchased ..............................................    (648,966,736)       (634,723,516)
                                                                -------------       -------------
   Net increase (decrease) in shares outstanding ............      71,789,752          30,039,302
                                                                =============       =============
CLASS II SHARES:
   Sold .....................................................             N/A                 N/A
   Issued to shareholders in reinvestment of dividends ......             N/A                 N/A
   Repurchased ..............................................             N/A                 N/A
                                                                -------------       -------------
   Net increase in shares outstanding .......................             N/A                 N/A
                                                                =============       =============
CLASS III SHARES:
   Sold .....................................................             N/A                 N/A
   Issued in connection with acquisition (Note 7)............             N/A                 N/A
   Issued to shareholders in reinvestment of dividends ......             N/A                 N/A
   Repurchased ..............................................             N/A                 N/A
                                                                -------------       -------------
   Net increase in shares outstanding .......................             N/A                 N/A
                                                                =============       =============

--------------------------------------------------------
* For the period  June 1, 2000 through October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       12


                                                                                       INSTITUTIONAL
                                                                                      MONEY MARKET FUND
                                                                -------------------------------------------------------------
                                                                   YEAR ENDED           PERIOD ENDED             YEAR ENDED
                                                                 OCTOBER 31, 2001      OCTOBER 31, 2000*        MAY 31, 2000
                                                                -----------------      ----------------       ---------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold......................................................    $ 4,975,816,153        $2,205,236,101         $8,100,869,000
   Issued in connection with acquisition (Note 7)............        437,128,341                    --                     --
   Issued to shareholders in reinvestment of dividends ......         16,702,315            10,399,576             34,100,000
   Repurchased ..............................................     (4,905,547,457)       (2,400,804,097)        (7,955,263,000)
                                                                 ---------------        --------------         --------------
   Net increase (decrease) in shares outstanding ............    $   524,099,352        $ (185,168,420)        $  179,706,000
                                                                 ===============        ==============         ==============
CLASS II SHARES:
   Sold .....................................................    $        52,000                   N/A                    N/A
   Issued to shareholders in reinvestment of dividends ......                238                   N/A                    N/A
   Repurchased ..............................................                 --                   N/A                    N/A
                                                                 ---------------        --------------         --------------
   Net increase in shares outstanding .......................    $        52,238                   N/A                    N/A
                                                                 ===============        ==============         ==============
CLASS III SHARES:
   Sold .....................................................    $        52,000                   N/A                    N/A
   Issued in connection with acquisition (Note 7)............                 --                   N/A                    N/A
   Issued to shareholders in reinvestment of dividends ......                228                   N/A                    N/A
   Repurchased ..............................................                 --                   N/A                    N/A
                                                                 ---------------        --------------         --------------
   Net increase in shares outstanding .......................    $        52,228                   N/A                    N/A
                                                                 ===============        ==============         ==============
SHARE ACTIVITY
CLASS I SHARES:
   Sold .....................................................      4,975,816,153         2,205,236,578          8,100,869,000
   Issued in connection with acquisition (Note 7)............        437,135,341                    --                     --
   Issued to shareholders in reinvestment of dividends ......         16,702,315            10,399,576             34,100,000
   Repurchased ..............................................     (4,905,547,457)       (2,400,804,097)        (7,955,263,000)
                                                                 ---------------        --------------         --------------
   Net increase (decrease) in shares outstanding ............        524,106,352          (185,167,943)           179,706,000
                                                                 ===============        ==============         ==============
CLASS II SHARES:
   Sold .....................................................             52,000                   N/A                    N/A
   Issued to shareholders in reinvestment of dividends ......                238                   N/A                    N/A
   Repurchased ..............................................                 --                   N/A                    N/A
                                                                 ---------------        --------------         --------------
   Net increase in shares outstanding .......................             52,238                   N/A                    N/A
                                                                 ===============        ==============         ==============
CLASS III SHARES:
   Sold .....................................................             52,000                   N/A                    N/A
   Issued in connection with acquisition (Note 7)............                 --                   N/A                    N/A
   Issued to shareholders in reinvestment of dividends ......                228                   N/A                    N/A
   Repurchased ..............................................                 --                   N/A                    N/A
                                                                 ---------------        --------------         --------------
   Net increase in shares outstanding .......................             52,228                   N/A                    N/A
                                                                 ===============        ==============         ==============




                                                                                   INSTITUTIONAL TREASURY
                                                                                      MONEY MARKET FUND
                                                               ------------------------------------------------------------------
                                                                  YEAR ENDED             PERIOD ENDED              YEAR ENDED
                                                               OCTOBER 31, 2001        OCTOBER 31, 2000*          MAY 31, 2000
                                                               ----------------        -----------------         ----------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold......................................................  $11,370,181,729          $ 6,627,713,689           $20,275,870,000
   Issued in connection with acquisition (Note 7)............               --                       --                        --
   Issued to shareholders in reinvestment of dividends ......       39,467,149               30,252,408                88,313,000
   Repurchased ..............................................  (10,861,164,149)          (6,850,511,021)          (19,687,723,000)
                                                               ---------------          ---------------           ---------------
   Net increase (decrease) in shares outstanding ............  $   548,484,729          $  (192,544,924)          $   676,460,000
                                                               ===============          ===============           ===============
CLASS II SHARES:
   Sold .....................................................  $        52,000                      N/A                       N/A
   Issued to shareholders in reinvestment of dividends ......              232                      N/A                       N/A
   Repurchased ..............................................               --                      N/A                       N/A
                                                               ---------------          ---------------           ---------------
   Net increase in shares outstanding .......................  $        52,232                      N/A                       N/A
                                                               ===============          ===============           ===============
CLASS III SHARES:
   Sold .....................................................  $    92,275,107                      N/A                       N/A
   Issued in connection with acquisition (Note 7)............       30,070,054                      N/A                       N/A
   Issued to shareholders in reinvestment of dividends ......          335,783                      N/A                       N/A
   Repurchased ..............................................      (78,577,753)                     N/A                       N/A
                                                               ---------------          ---------------           ---------------
   Net increase in shares outstanding .......................  $    44,103,191                      N/A                       N/A
                                                               ===============          ===============           ===============
SHARE ACTIVITY
CLASS I SHARES:
   Sold .....................................................   11,370,181,729            6,627,754,281            20,275,870,000
   Issued in connection with acquisition (Note 7)............               --                       --                        --
   Issued to shareholders in reinvestment of dividends ......       39,467,149               30,252,408                88,313,000
   Repurchased ..............................................  (10,861,164,149)          (6,850,502,283)          (19,687,723,000)
                                                               ---------------          ---------------           ---------------
   Net increase (decrease) in shares outstanding ............      548,484,729             (192,495,594)              676,460,000
                                                               ===============          ===============           ===============
CLASS II SHARES:
   Sold .....................................................           52,000                      N/A                       N/A
   Issued to shareholders in reinvestment of dividends ......              232                      N/A                       N/A
   Repurchased ..............................................               --                      N/A                       N/A
                                                               ---------------          ---------------           ---------------
   Net increase in shares outstanding .......................           52,232                      N/A                       N/A
                                                               ===============          ===============           ===============
CLASS III SHARES:
   Sold .....................................................       92,275,107                      N/A                       N/A
   Issued in connection with acquisition (Note 7)............       30,092,163                      N/A                       N/A
   Issued to shareholders in reinvestment of dividends ......          335,783                      N/A                       N/A
   Repurchased ..............................................      (78,577,753)                     N/A                       N/A
                                                               ---------------          ---------------           ---------------
   Net increase in shares outstanding .......................       44,125,300                      N/A                       N/A
                                                               ===============          ===============           ===============

--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                           CLASS I
                                                              ----------------------------------------------------------------
                                                                                   YEARS ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------
                                                                  2001        2000          1999         1998          1997
 Net Asset Value, Beginning of Period.....................    $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                              -----------  -----------  -----------  -----------  ------------
 Income from Investment Operations:
   Net investment income (A)..............................           0.05         0.06         0.05         0.05          0.05
                                                              -----------  -----------  -----------  -----------  ------------
 Less Dividends:
   Dividends from net investment income...................          (0.05)       (0.06)       (0.05)       (0.05)        (0.05)
                                                              -----------  -----------  -----------  -----------  ------------
 Net increase (decrease) in net asset value...............             --           --           --           --            --
                                                              -----------  -----------  -----------  -----------  ------------
 Net Asset Value, End of Period...........................    $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                              ===========  ===========  ===========  ===========  ============
 Total Return.............................................           4.71%        6.09%        4.92%        5.32          5.09%
 Ratios/Supplemental Data:
 Net Assets, End of Period (000s).........................    $   324,272  $   252,482  $   222,443  $   200,319  $    175,141
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver.................................           4.55%        5.94%        4.82%        5.17%         4.94%
   Operating expenses including
     reimbursement/waiver.................................           0.27%        0.20%        0.20%        0.20%         0.19%
   Operating expenses excluding
     reimbursement/waiver.................................           0.34%        0.35%        0.38%        0.36%         0.33%


 ----------------------------------------------------
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.05, $0.06, $0.05, $0.05 and $0.05, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                          CLASS I                                 CLASS II
                                           -----------------------------------------------------------------     -----------
                                              YEAR         PERIOD             YEARS ENDED            PERIOD       PERIOD
                                              ENDED      JUNE 1, 2000            MAY 31,              ENDED        ENDED
                                            OCTOBER 31, TO OCTOBER 31, -------------------------     MAY 31,     OCTOBER 31,
                                              2001         2000(1)        2000          1999         1998(2)       2001(3)
                                           -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period.      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                           -----------   -----------   -----------   -----------   -----------   -----------
Income from Investment Operations:
   Net investment income (A).........             0.05          0.03          0.05          0.05          0.03          0.03
                                           -----------   -----------   -----------   -----------   -----------   -----------
Less Dividends:
   Dividends from net investment income          (0.05)        (0.03)        (0.05)        (0.05)        (0.03)        (0.03)
                                           -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net asset value          --            --            --            --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period.......      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                           -----------   -----------   -----------   -----------   -----------   -----------
Total Return.........................             4.64%         2.68%**       5.43%         5.10%         5.55%         2.55%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s).....      $ 1,035,540   $   511,440   $   696,613   $   516,901   $   302,338   $        52
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver............             4.27%         6.33%*        5.35%         4.93%         5.36%*        4.18%*
   Operating expenses including
     reimbursement/waiver............             0.30%         0.29%*        0.30%         0.30%         0.27%*        0.39%*
   Operating expenses excluding
     reimbursement/waiver............             0.31%         0.31%*        0.30%         0.35%         0.42%*        0.40%*




                                            CLASS III
                                           -----------
                                             PERIOD
                                             ENDED
                                           OCTOBER 31,
                                             2001(3)
                                           -----------
Net Asset Value, Beginning of Period.      $      1.00
                                           -----------
Income from Investment Operations:
   Net investment income (A).........             0.02
                                           -----------
Less Dividends:
   Dividends from net investment income          (0.02)
                                           -----------
Net increase (decrease) in net asset value          --
                                           -----------
Net Asset Value, End of Period.......      $      1.00
                                           -----------
Total Return.........................             2.43%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s).....      $        52
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver............             4.07%*
   Operating expenses including

     reimbursement/waiver............             0.49%*
   Operating expenses excluding

     reimbursement/waiver............             0.50%*



-----------------------------

*   Annualized
**  Not Annualized
(1) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the
    Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Money Market Fund.
(2) For the period from commencement of operations beginning on November 5, 1997.
(3) The Fund began  offering  Class II Shares and Class III Shares on
    March 1, 2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.05 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the period ended October 31, 2001 was $0.03. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the period ended October 31, 2001 was $0.02.

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                              CLASS I
                                           ---------------------------------------------------------------------------------
                                              YEAR         PERIOD                       YEARS ENDED
                                              ENDED      JUNE 1, 2000                      MAY 31,
                                           OCTOBER 31,  TO OCTOBER 31, -----------------------------------------------------
                                             2001           2000(1)       2000          1999          1998          1997
                                           -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period...... $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                           -----------   -----------   -----------   -----------   -----------   -----------
Income from Investment Operations:
   Net investment income (A)..............        0.05          0.03          0.05          0.05          0.05          0.05
                                           -----------   -----------   -----------   -----------   -----------   -----------
Less Dividends:
   Dividends from net investment income...       (0.05)        (0.03)        (0.05)        (0.05)        (0.05)        (0.05)
                                           -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net asset value          --            --            --            --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period............ $      1.00   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                           ===========   ===========   ===========   ===========   ===========   ===========
Total Return..............................        4.60%         2.64%**       5.26%         4.90%         5.36%         5.16%

Ratios/Supplemental Data:
Net Assets, End of Period (000s).......... $ 5,378,265   $ 4,829,762   $ 5,022,306   $ 4,346,037   $ 4,285,801   $ 2,591,487
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver.................        4.44%         6.24%*        5.15%         4.79%         5.24%         5.05%
   Operating expenses including
     reimbursement/waiver.................        0.28%         0.27%*        0.30%         0.31%         0.33%         0.33%
   Operating expenses excluding
     reimbursement/waiver.................        0.29%         0.29%*        0.30%         0.31%         0.33%         0.34%


----------------------
*   Annualized
**  Not Annualized
(1) The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the
    Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Treasury Money Market Fund.
(2) The Fund  began  offering  Class II Shares  and Class III Shares on March 1,
    2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.05 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the period ended October 31, 2001 was $0.02. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class IIIShares for the period ended October 31, 2001 was $0.02.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             CLASS II        CLASS III
                                            -----------     -----------
                                              PERIOD          PERIOD
                                              ENDED           ENDED
                                            OCTOBER 31,     OCTOBER 31,
                                             2001(2)         2001(2)
                                            -----------     -----------
Net Asset Value, Beginning of Period......  $      1.00     $      1.00
                                            -----------     -----------
Income from Investment Operations:
   Net investment income (A)..............         0.02            0.02
                                            -----------     -----------
Less Dividends:
   Dividends from net investment income...        (0.02)          (0.02)
                                            -----------     -----------
Net increase (decrease) in net asset value           --              --
                                            -----------     -----------
Net Asset Value, End of Period............  $      1.00     $      1.00
                                            ===========     ===========
Total Return..............................         2.48%**         2.43%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s)..........  $        52     $    44,102
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver.................         4.34%*          4.24%*
   Operating expenses including
     reimbursement/waiver.................         0.38%*          0.48%*
   Operating expenses excluding
     reimbursement/waiver.................         0.39%*          0.53%*

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:

  The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered forty managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund, Institutional Money Market Fund (previously, Boston 1784 Institutional Prime Money Market Fund) and Institutional Treasury Money Market Fund (previously, Boston 1784 Institutional U.S. Treasury Money Market Fund) (individually, a "Fund," and collectively the "Funds") only.

  The Institutional Government Money Market Fund is authorized to issue one series of shares (Class I Shares). The Institutional Money Market Fund and Institutional Treasury Money Market Fund are authorized to issue three series of shares (Class I Shares, Class II Shares and Class III Shares). Class I Shares, Class II Shares and Class III Shares are substantially the same, except that each series bears the following specific expenses: shareholder servicing fees and/or transfer agency charges.

2.   SIGNIFICANT ACCOUNTING POLICIES:

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

  INCOME RECOGNITION: In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, will require investment companies to amortize premiums and discounts on fixed income securities. The Trust currently amortizes premiums and discounts on money market securities. Accordingly, the adoption of the Guide will have no significant effect on the Funds' financial statements.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

  REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

3.   INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each of the Funds (see
Note 4).

  Prior to June 26, 2000, Fleet National Bank (formerly known as BankBoston, N.A.) ("FNB"), an affiliate of the Investment Advisor, provided investment advisory services to the Boston 1784 Institutional Prime Money Market Fund and Boston 1784 Institutional U.S. Treasury Money Market Fund, predecessor funds of the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund, respectively (collectively, the "Predecessor Funds," see Note
6). FNB was paid a fee for its services at the annual rate of 0.20% of each Predecessor Fund's average daily net assets.

  The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. Prior to May 31, 2001, PFPC Inc. received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion.

  Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of the transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

  In addition, PFPC Inc. also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

  Prior to June 26, 2000, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Funds. The fees paid to SEI were based on the level of average aggregate net assets of the Boston 1784 Funds.

  PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

  Prior to June 26, 2000, SEI Investments Distribution Co. served as the exclusive distributor of shares of the Predecessor Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Class II Shares and Class III Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund. The Services Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Class II Shares and/or Class III Shares, at aggregate annual rates not to exceed 0.50% and 0.50% of the average daily net assets of the outstanding Class II Shares and Class III Shares, respectively, of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to aggregate annual rates not to exceed (i) 0.15% of the average daily net assets of the outstanding Class II Shares beneficially owned by such customers, and (ii) 0.25% of the average daily net assets of the outstanding Class III Shares beneficially owned by such customers. For the period ending October 31, 2001, the Funds paid fees under the Services Plan as follows:

                                                     SERVICES PLAN
                                                     -------------
FUND                                            CLASS II     CLASS III
----                                            --------     ---------
Institutional Money Market Fund ..............  $      --    $      --
Institutional Treasury Money Market Fund .....         --       29,451

   Class I, Class II and Class III Shares of a Fund bear series- specific transfer agent charges based upon the number of shareholder accounts for each series. Class I Shares of the Funds also bear additional transfer agency fees in order to compensate PFPC Inc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Class I Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the period ended October 31, 2001, transfer agent charges for each series were as follows:

FUND                          CLASS I     CLASS II     CLASS III
----                          -------     --------     ---------
Institutional Government
 Money Market Fund ........ $     4,861   $     N/A    $    N/A
Institutional
 Money Market Fund ........      11,202           8          16
Institutional Treasury
 Money Market Fund ........     155,297           9          89

   Certain officers of the Trust are officers of PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to September 8, 2000, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II, an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the year ended October 31, 2001 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  The Investment Advisor and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Funds would not exceed certain expense limitations. The Investment Advisor and/or its affiliates and/or the Administrator, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the year ended October 31, 2001, the Investment Advisor and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                            EXPENSES
     FUND                             FEES WAIVED          REIMBURSED
    ------                           ------------         ------------
Institutional Government
 Money Market Fund...........          $ 227,545           $      --
Institutional
 Money Market Fund...........              8,794              78,761
Institutional Treasury
 Money Market Fund...........              8,789             457,440

5.   SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-six classes of shares each consisting of one or more series of shares.

   Each share represents an equal proportionate interest in the repective Fund, bears the same fees and expenses (except that Class II Shares and Class III Shares of a Fund bear the expense of payments under the Services Plan and Class I Shares, Class II

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Shares and Class III Shares each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   ACQUISITION OF BOSTON 1784 FUNDS

   At a meeting held on January 25, 2000, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Boston 1784 Agreement") providing for the acquisition of the Boston 1784 Funds by the Trust. Pursuant to the Boston 1784 Agreement, (i) all of the assets and liabilities of the Boston 1784 Institutional Prime Money Market Fund were transferred to the Galaxy Institutional Money Market Fund in exchange for 711,535,715 shares of the Galaxy Institutional Money Market Fund and (ii) all of the assets and liabilities of the Boston 1784 Institutional U.S. Treasury Money Market Fund were transferred to the Galaxy Institutional Treasury Money Market Fund in exchange for 4,749,128,459 shares of the Galaxy Institutional Treasury Money Market Fund. In related transactions, the assets and liabilities of the other Boston 1784 Fund portfolios were transferred to corresponding Galaxy portfolios in exchange for shares in such Galaxy portfolios. The reorganization, which qualified as a tax-free reorganization for federal income tax purposes, was completed on June 26, 2000, following approval of the reorganization by Boston 1784 Fund shareholders. The Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund had nominal assets and liabilities prior to the reorganization and were organized solely to acquire the assets and continue the business, including carrying forward the financial and performance history, of the Boston 1784 Institutional Prime Money Market Fund and Boston 1784 Institutional U.S. Treasury Money Fund, respectively. Following the reorganization, the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund changed their fiscal year end from May 31 to October 31.

7.   ACQUISITION OF THE PILLAR FUNDS

  At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar Institutional Select Money Market Fund were transferred to the Galaxy Institutional Money Market Fund in exchange for 437,135,341 Class I Shares of the Galaxy Institutional Money Market Fund and (ii) all of the assets and liabilities of the Pillar U.S. Treasury Securities Plus Money Market Fund were transferred to the Galaxy Institutional Treasury Money Market Fund in exchange for 30,092,163 Class III Shares of the Galaxy Institutional Treasury Money Market Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding Galaxy portfolios in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share associated with the transaction:

                                                      BEFORE                            AFTER
                                                    ACQUISITION                      ACQUISITION
                                     -----------------------------------------   --------------------
                                           GALAXY         PILLAR INSTITUTIONAL         GALAXY
                                     INSTITUTIONAL MONEY      SELECT MONEY       INSTITUTIONAL MONEY
                                         MARKET FUND           MARKET FUND           MARKET FUND
                                     -------------------  --------------------   --------------------
Net Assets .........................  $      741,220,910  $        437,128,341   $      1,178,349,251
Shares Outstanding .................         741,283,392           437,135,341          1,178,418,733
Net Asset Value, per share .........  $              ---  $               1.00   $                ---
Class I Net Asset Value, per share .  $             1.00  $                ---   $               1.00



                                                      BEFORE                            AFTER
                                                    ACQUISITION                      ACQUISITION
                                     -----------------------------------------   --------------------
                                     GALAXY INSTITUTIONAL PILLAR U.S. TREASURY   GALAXY INSTITUTIONAL
                                        TREASURY MONEY        SECURITIES PLUS       TREASURY MONEY
                                         MARKET FUND        MONEY MARKET FUND        MARKET FUND
                                     -------------------  --------------------   --------------------
Net Assets                           $     5,295,813,082  $         30,070,054   $      5,325,883,136
Shares Outstanding                         5,295,799,820            30,092,163          5,325,891,983
Net Asset Value, per share           $               ---  $               1.00   $                ---
Class III Net Asset Value, per share $              1.00  $                ---   $               1.00


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

8.   CAPITAL LOSS CARRYFORWARD

  As of October 31, 2001, the following Funds had capital loss carryforwards:

     FUND                               AMOUNT       EXPIRATION
     ----                               ------      ------------
Institutional Government
 Money Market Fund...........          $   5,154          2004
Institutional
 Money Market Fund...........              1,100          2007
                                             272          2008

  The availability of a portion of these capital loss carryforwards, which were acquired on August 20, 2001 in connection with The Pillar Funds reorganization, may be limited in a given year.

9.    TAX INFORMATION (UNAUDITED)

  During the fiscal year ended October 31, 2001, the following Funds earned income from direct obligations of the U.S. Government:

                                 U.S. GOVERNMENT
FUND                                 INCOME
----                                 ------
Institutional Government
 Money Market Fund ..................  17.64%
Institutional Money Market Fund .....   3.62%
Institutional Treasury
 Money Market Fund ..................  38.51%

  Appropriate tax information detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

10.  SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

  A Special Meeting of Shareholders of each Fund was held on June 15, 2001, as reconvened on June 22, 2001, July 20, 2001, August 17, 2001, September 7, 2001 and September 26, 2001, at which shareholders voted on the proposals described below. The following were the results of the vote:

A.   PROPOSALS APPROVED BY SHAREHOLDERS

     The following proposals were approved by shareholders:

1. To approve proposed changes to the following fundamental investment limitations:

  INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                             FOR           AGAINST        ABSTAIN
                             ---           -------        -------
a) borrowing, pledging
and issuance of
senior securities .....  186,872,094.780   6,123,689.560  2,005,929.640
b) issuer
concentration .........  186,872,094.780   6,123,689.560  2,005,929.640
c) industry
concentration .........  186,872,094.780   6,123,689.560  2,005,929.640
d) lending ............  186,872,094.780   6,123,689.560  2,005,929.640
e) underwriting
of securities .........  192,995,784.340               0  2,005,929.640
f) real estate
transactions ..........  186,872,094.780   6,123,689.560  2,005,929.640
g) commodity
transactions ..........  186,872,094.780   6,123,689.560  2,005,929.640

  INSTITUTIONAL MONEY MARKET FUND

                             FOR           AGAINST        ABSTAIN
                             ---           -------        -------
a) borrowing, pledging
and issuance of
senior securities .....  270,913,425.300   1,044,401.030  12,687,402.300
b) issuer
concentration .........  270,913,425.300   1,044,401.030  12,687,402.300
c) industry
concentration .........  270,913,425.300   1,044,401.030  12,687,402.300
d) lending ............  270,913,425.300   1,044,401.030  12,687,402.300
e) underwriting
of securities .........  270,913,425.300   1,044,401.030  12,687,402.300
f) real estate
transactions ..........  270,913,425.300   1,044,401.030  12,687,402.300
g) commodity
transactions ..........  270,913,425.300   1,044,401.030  12,687,402.300

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

2. To approve proposed changes to the following fundamental investment limitations, including a change to make all such limitations non-fundamental:

  INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                  FOR             AGAINST           ABSTAIN
                                  ---             -------           -------
a) illiquid securities ....  177,687,418.200   15,308,366.140    2,005,929.640
b) investment in
foreign securities ........  177,687,418.200   15,308,366.140    2,005,929.640
c) purchasing securities
on margin, short sales
and short positions .......  177,687,418.200   15,308,366.140    2,005,929.640
d) put, call, straddle and
spread transactions .......  177,687,418.200   15,308,366.140    2,005,929.640
e) investing in companies
for the purpose of
exercising management
or control ................  177,687,418.200   15,308,366.140    2,005,929.640
f) purchasing securities
of other investment
companies .................  177,687,418.200   15,308,366.140    2,005,929.640

  INSTITUTIONAL MONEY MARKET FUND

                             FOR           AGAINST        ABSTAIN
                             ---           -------        -------

a) purchasing securities
on margin, short sales
and short positions .......  270,913,425.300   1,044,401.030   12,687,402.300
b) put, call, straddle and
spread transactions .......  270,913,425.300   1,044,401.030   12,687,402.300
c) investing in companies
for the purpose of
exercising management
or control ................  270,913,425.300   1,044,401.030   12,687,402.300
d) purchasing securities
of other investment
companies .................  270,913,425.300   1,044,401.030   12,687,402.300

3. To approve a proposed change to the following fundamental investment limitation to make such limitation non-fundamental:

  INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                 FOR           AGAINST          ABSTAIN
                                 ---           -------          -------
a) remaining maturity
of portfolio
securities ...............  177,687,418.200  15,308,366.140   2,005,929.640



B.   PROPOSALS NOT APPROVED BY SHAREHOLDERS

     The following proposals were not approved by shareholders due to failure to achieve a quorum:

1. To approve proposed changes to the following fundamental investment limitations:

  INSTITUTIONAL TREASURY MONEY MARKET FUND

                               FOR                AGAINST          ABSTAIN
                               ---                -------          -------
a) borrowing, pledging
and issuance of
senior securities ....... 1,191,536,288.001   531,071,640.520   96,255,785.130
b) issuer
concentration ........... 1,192,231,752.521   530,376,176.000   96,255,785.130
c) industry
concentration ........... 1,192,231,752.521   530,376,176.000   96,255,785.130
d) lending .............. 1,192,115,284.711   530,492,643.810   96,255,785.130
e) underwriting
of securities ........... 1,192,231,752.521   530,376,176.000   96,255,785.130
f) real estate
transactions ............ 1,192,231,752.521   530,376,176.000   96,255,785.130
g) commodity
transactions ............ 1,192,231,752.521   530,376,176.000   96,255,785.130

2. To approve proposed changes to the following fundamental investment limitations, including a change to make all such limitations non-fundamental:

  INSTITUTIONAL TREASURY MONEY MARKET FUND

                               FOR                AGAINST          ABSTAIN
                               ---                -------          -------
a) purchasing securities
on margin, short sales
and short positions ..... 1,186,328,028.251   532,055,598.080  100,480,087.320
b) put, call, straddle
and spread
transactions ............ 1,186,328,028.251   532,055,598.080  100,480,087.320
c) investing in companies
for the purpose of
exercising management
or control .............. 1,186,328,028.251   532,055,598.080  100,480,087.320
d) purchasing securities
of other investment
companies ............... 1,186,270,388.531   532,113,237.800  100,480,087.320

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund (three of the portfolios constituting The Galaxy
Fund) (collectively, the "Funds"), as of October 31, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets for the year then ended and for the periods indicated therein ending October 31, 2000, and the financial highlights for the three years in the period ended October 31, 2001 for the Galaxy Institutional Government Money Market Fund and for the periods indicated therein ending October 31, 2001 and 2000 for the Galaxy Institutional Money Market Fund and the Galaxy Institutional Treasury Money Market Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 1998 for the Galaxy Institutional Government Money Market Fund were audited by other auditors whose report dated December 23, 1998 expressed an unqualified opinion on those financial highlights. The statements of changes in net assets for the year ended May 31, 2000 and the financial highlights for each of the four years in the period then ended for the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund were audited by other auditors whose report, dated July 17, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund portfolios of The Galaxy Fund at October 31, 2001, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
December 11, 2001

[GRAPHIC OMITTED]
ERNST AND YOUNG LOGO

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